Share-based Payments - Charge for Share-based Payments Under IFRS 2 (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 1,636	£ 2,190	£ 3,652
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	635
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	160
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	63	806	2,442
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	685	1,064	586
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	£ 93	£ 320	299
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments			£ 325